Segment Reporting and Geographic Information: (Tables)	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Schedule of revenues and income (loss) from operations for the reportable segments

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Revenues
Hardware and Protective Solutions	$1,024,392	$853,016	$636,717
Robotics and Digital Solutions	209,287	236,086	196,043
Canada	134,616	125,260	141,415
Total revenues	$1,368,295	$1,214,362	$974,175
Segment Income (Loss) from Operations
Hardware and Protective Solutions	$67,313	$14,204	$18,555
Robotics and Digital Solutions	3,177	3,385	17,705
Canada	(4,724)	(9,894)	(8,817)
Total segment income from operations	$65,766	$7,695	$27,443